Note 13. Income Taxes (Details) - USD ($)		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Operating Loss Carryforwards		$ 13,800,000
Deferred Tax Assets, Valuation Allowance	$ 4,700,000	4,800,000
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 200,000	$ 100,000
Current rate
Corporate income tax rate		35.00%
Enacted rate
Deferred Tax Assets, Valuation Allowance		$ 2,900,000
Corporate income tax rate		21.00%